Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MUNDOVAL FUNDS
Entity Central Index Key	0001293530
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Mundoval Fund
Shareholder Report [Line Items]
Fund Name	Mundoval Fund
Class Name	Mundoval Fund
Trading Symbol	MUNDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mundoval Fund ("Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.mundoval.com/mundoval-fund. You can also request this information by contacting us at 1-800-595-2877.
Additional Information Phone Number	1-800-595-2877
Additional Information Website	https://www.mundoval.com/mundoval-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment[1]
Mundoval Fund	$74	1.50%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance.

The Mundoval Fund returned 3.65% in the second quarter versus 11.47% for the MSCI World Index during the same period. Since the inception of the Fund on September 3, 2004, the average annualized rate of return for the Mundoval Fund has been 7.44% versus 8.73% for the MSCI World Index.

Positive factors impacting performance for the Fund during the quarter included the Information Technology sector (Taiwan Semiconductor Manufacturing Company, Microsoft & ASML Holding N.V.) and Consumer Discretionary (The Estée Lauder Companies and Nike Inc.). Negative factors impacting investment performance for the Fund during the quarter included the Health Care sector (United Health Group & Elevance Health, Inc.) and Consumer Discretionary sector (LVMH Moët Hennessy Louis Vuitton).

During the quarter the Fund sold shares of Thermo Fisher Scientific and purchased new shares of IQVIA Holdings, Inc. The geographic diversification of the Fund as of June 30, 2025, was 70.10% Domestic stocks, 20.73% International stocks and 9.17% cash equivalents. The Fund owned shares of common stocks in 40 companies.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Years	10 Years
Mundoval Fund	-0.59%	9.30%	8.04%
MSCI World Index	16.26%	14.55%	10.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,149,956
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 184,835
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$25,149,956
Number of Portfolio Holdings	42
Portfolio Turnover Rate (%)	2%
Total Advisory Fees Paid ($)	$184,835
Total Advisory Fees Before Waiver ($)	$185,273

Holdings [Text Block]
What did the Fund invest in?
Top Ten Holdings (% of net assets)

Mastercard Inc. Class A	11.17%
Goldman Sachs Financial Square Government Fund Institutional Class	9.22%
Alphabet, Inc. Class C	7.05%
Alphabet, Inc. Class A	7.01%
Apple, Inc.	6.53%
Taiwan Semiconductor Manufacturing Company	5.85%
Bank of America Corporation	4.70%
The TJX Companies, Inc.	4.42%
LVMH Moët Hennessy Louis Vuitton	4.18%
Novo Nordisk A/S	4.12%
Sectors (% of net assets)

*	Net Cash represents cash equivalents and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)

Mastercard Inc. Class A	11.17%
Goldman Sachs Financial Square Government Fund Institutional Class	9.22%
Alphabet, Inc. Class C	7.05%
Alphabet, Inc. Class A	7.01%
Apple, Inc.	6.53%
Taiwan Semiconductor Manufacturing Company	5.85%
Bank of America Corporation	4.70%
The TJX Companies, Inc.	4.42%
LVMH Moët Hennessy Louis Vuitton	4.18%
Novo Nordisk A/S	4.12%